WARRANT LIABILITY	12 Months Ended
Dec. 31, 2011
WARRANT LIABILITY

17. WARRANT LIABILITY

Warrants to purchase 1,600,000 shares of Series C preference shares with an exercise price of $2.50 per share were issued to certain investors in connection with the Series C preference shares financing in April 2004. The warrants were immediately exercisable and were to expire on the earlier of April 2009 or the closing of an IPO that involves automatic conversion of all preference shares into ordinary shares or a change in control. The fair value of the warrants was $838,094 at the grant date, estimated using the Black-Scholes option pricing model with assumptions of a risk-free interest rate of 3%, an expected life of one year, 50% volatility and no dividend yield. The fair value was recorded as a reduction of the proceeds received from the Series C preference shares financing. Pursuant to the resolution of general shareholders’ meeting held on February 4, 2009, the expiration of Series C warrants was extended to April 27, 2014 concurrently with the amendment on the redemption date of Series C preference shares (Note 20).

On November 19, 2010, the Company’s shareholders approved, with immediate effect, certain amendments to the terms of the Series C warrants such that, (a) upon the closing of the IPO, the shares to be issued upon the exercise of the warrants are 2,000,001 ordinary shares rather than 1,600,000 Series C preference shares, (b) the exercise price is $2.00 rather than $2.50 and (c) the warrants expire on April 27, 2014 rather than upon the IPO. Subsequently, upon the completion of the qualified IPO on February 2, 2011, the warrants to purchase Series C preference shares were converted to warrants to purchase ordinary shares, which resulted in reduction of warrant liability and an increase of additional paid in capital. None of warrants to purchase ordinary shares were exercised as of December 31, 2011.

The Company adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures,” which defines fair value, establishes a framework for measuring fair value, and enhances fair value measurement disclosure. The Company measures warrant liability at fair value on a recurring basis. The fair value is classified within level 3 of the fair value hierarchy because the Company determined that significant assumptions using unobservable inputs were required to determine fair value as of the measurement date.

As of December 31, 2010 and February 2,2011, the warrant liability was re-measured to $1,397,973 and $653,376, using the Black-Scholes option pricing model with assumptions of a risk free interest rate of 1.18% and 1.316%, an expected life of 0.5 year and 1.62 years, 38.38% and 40.95% volatility and no dividend yield, respectively. The changes in fair value of the warrant liability of $613,200 and $744,597 were recognized as valuation gains in 2010 and 2011, respectively. The significant unobservable inputs used in the fair value measurement of the warrant liability are expected life, volatility of stock prices of comparable companies, and fair value of Series C preference shares. Significant increases or decreases in any of those inputs in isolation would result in a significant lower or higher fair value measurement. Generally, the expected life was determined by the time spread of date of measurement and expiry date of warrant to purchase Series C preference shares, the volatility of stock prices of comparable companies was determined by reference to the stock prices of the comparable companies. The fair value of Series C preference shares was obtained by using the valuation conclusions from the external appraiser mainly on the basis of the income approach method ,or determined by reference to Company’s own stock price. The fair values of Series C preference shares as of December 31, 2010 and the date of conversion to ordinary share were $3.30 and $1.83, respectively.

The following table provides a reconciliation of the beginning and ending balances for warrant liability:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2010	2011
Warrants to purchase Series C preference shares
Beginning balance	$2,011,173	$1,397,973
Total gains or losses (realized/unrealized)
Included in earnings	(613,200)	(744,597)
Included in other comprehensive income	—	—
Conversion to warrants to purchase ordinary shares and included in the additional paid in capital	—	(653,376)
Transfers in or out of Level 3	—	—

Ending balance	$1,397,973	$—